Convertible Debentures - Narrative (Details) $ / shares in Units, $ in Thousands			2 Months Ended	9 Months Ended		12 Months Ended
	Jan. 24, 2019 CAD ($) shares	Jan. 24, 2019 USD ($) shares	Jun. 14, 2023 CAD ($)	Mar. 31, 2023 CAD ($)	Mar. 31, 2023 USD ($)	Jun. 30, 2022 CAD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($) $ / shares	Jun. 30, 2022 USD ($) $ / shares	Jan. 24, 2019 USD ($) $ / shares
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				4.905%					4.905%
Derivative liability				$ 9,634		$ 37,297
Unrealized gain (loss) on derivative liability				(27,663)		(90,263)
Convertible debenture, January 2019
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 460,600										$ 345,000,000.0
Borrowings, interest rate	5.50%										5.50%
Conversion, number of common shares (in shares) | shares	11.53	11.53
Principal amount used for conversion rate											$ 1,000
Conversion price (in CAD per share) | $ / shares											$ 86.72
Loans and borrowings				148,500		269,200		$ 109,900,000
Conversion, threshold percentage of stock price trigger	100.00%	100.00%
Proceeds from borrowings	$ 445,600	$ 334,700,000
Transaction costs	15,000
Share price (in USD per share) | $ / shares									$ 0.70	$ 1.32
Repurchased amount				135,000	$ 99,000,000.0	$ 175,700	$ 136,100,000
Loss on repurchase of debentures				10,900
Debentures, repurchased accrued interest				$ 130,400	$ 95,700,000
Convertible debenture, January 2019 | Debenture Repurchase
Disclosure of detailed information about borrowings [line items]
Repurchased amount			$ 50,900
Convertible debenture, January 2019 | Currency risk
Disclosure of detailed information about borrowings [line items]
Notional amount									$ 109,900,000	$ 208,900,000
Convertible debenture, January 2019 | Historical volatility for shares
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities				0.84		0.82			0.84	0.82
Convertible debenture, January 2019 | Stock borrow rate
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities				0.10		0.10			0.10	0.10
Convertible debenture, January 2019 | Convertible Senior Notes
Disclosure of detailed information about borrowings [line items]
Loans and borrowings	276,400
Accrued interest				$ (16,900)		$ (6,600)
Convertible debenture, January 2019 | Conversion Option
Disclosure of detailed information about borrowings [line items]
Amount of equity component	$ 169,200										$ 126,800,000
Derivative liability				0		0
Unrealized gain (loss) on derivative liability				$ 0		$ 3,100
Convertible debenture, January 2019 | Conversion Option | Credit spread
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities				397		0.0903			397	0.0903